Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Other Receivables
Other receivables consisted of the following as of:

	December 31,
	2024	2023
Trade receivables	$16,277	$13,230
Interest receivables	6,696	4,789
Hold-back payment in connection with AutoDS acquisition	4,056	-
Prepaid expenses	3,694	3,662
Hedging outstanding contracts	1,413	971
Other current assets	2,062	1,565
Total	$34,198	$24,217